CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
CONVERTIBLE DEBENTURES
20. CONVERTIBLE DEBENTURES

On June 30, 2017, the Company redeemed all debentures outstanding under the July 19, 2012 convertible debenture issuance for cash consideration of $43,779 (C$56,837). The debentures redeemed represented the outstanding debentures of a C$57,500 private placement of convertible unsecured subordinated debentures (6% debentures) completed on July 19, 2012. The debentures bore interest at 6% per annum, payable semi-annually. During the year ended December 31, 2017, $1,313 (C$1,705) of interest related to these debentures was paid. Subsequent to the redemption of the 6% debentures, the amount of $6,564 that was recorded in a component of shareholder's equity was reallocated to share capital.

As at December 31, 2017, there were no debentures outstanding under the November 7, 2012 issuance. During December 2017, debenture holders elected to convert $48,559 (C$61,724) at a conversion price of $13.70 per share, being a conversion rate of 72.9927 common shares for each $1,000 in principal held. As a result, the Company issued an aggregate of 4,505,393 common shares. In addition, the Company paid an aggregate amount of $255 (C$324) in cash with respect to the outstanding debentures not converted. The debentures converted or redeemed represented the outstanding debentures of a C$69,000 private placement of convertible unsecured subordinated debentures (“7.5% debentures”) for net proceeds of C$65,800. The debentures bore interest at 7.5% per annum, payable semi‑annually. During the year ended December 31, 2017, $3,503 (C$4,467) of interest related to these debentures was paid. Subsequent to the conversion of the 7.5% debentures, the amount of $9,110 recorded in a component of shareholder's equity was reallocated to share capital.

		Year ended December 31, 2017
		Changes from financing cash flows		Other changes
	Balance as at January 1, 2017	Repurchase of debentures	Interest paid	Interest expense	Conversions	Unwinding of discount	Foreign currency translation	Balance as at December 31, 2017
Long-term debt	$84,961	($44,034)	($4,816)	$4,816	($48,559)	$3,349	$4,283	$—